Prepayments, receivables and other current assets, net and other non-current assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments, receivables and other current assets, net and other non-current assets, net
Schedule of current assets, net

	As of December 31
	2022	2023
	RMB	RMB

Loans receivable, net	5,338,627	8,679,730
Short-term debt investments	582,510	1,064,663
Deductible VAT-input	1,533,722	1,023,024
Rental deposits and other deposits, net	424,492	775,829
Advances to employees and others	684,095	715,138
Prepayments for promotion and advertising expenses and other operating expenses	593,199	398,450
Prepaid income tax	92,250	381,488
Contingent consideration assets	—	239,557
Others, net	865,194	975,396
Total	10,114,089	14,253,275

Schedule of loans receivable, net

	As of December 31
	2022	2023
	RMB	RMB

Loans receivable	5,798,839	9,829,675
Allowance for credit losses	(460,212)	(1,149,945)
Loans receivable, net	5,338,627	8,679,730

Schedule of movement of the allowances for credit losses of short-term and long-term finance lease receivables

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of the year	(146,432)	(604,506)	(460,212)
Foreign currency translation adjustments	—	(3,979)	(25,373)
Provision	(557,129)	(523,863)	(1,609,671)
Write‑offs	99,055	672,136	945,311
Balance at end of the year	(604,506)	(460,212)	(1,149,945)

Schedule of aging analysis of loans receivable by due date

	Past Due
				91 Days
				or	Total Past
	1‑30 Days	31‑60 Days	61‑90 Days	Greater	Due	Current	Total
As of December 31, 2022	70,990	42,495	38,340	95,028	246,853	5,551,986	5,798,839
As of December 31, 2023	219,243	110,379	85,685	127,124	542,431	9,287,244	9,829,675

Schedule of other non-current assets, net

	As of December 31
	2022	2023
	RMB	RMB

Deductible VAT-input	864,319	1,116,686
Prepayments for property and equipment, long-term investments and other non‑current assets	823,634	409,469
Rental deposits and other deposits, net	153,240	160,189
Contingent consideration assets	—	10,811
Others, net	19,672	22,340
Total	1,860,865	1,719,495